EQUITY BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Equity-Based Compensation Selling General and Administrative Expenses

Equity-based compensation by plan and total amounts included in selling, general and administrative expenses were as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
2021 Incentive Award Plan	$200,278	$180,757	$253,543
Pre-IPO equity awards	2,783	17,250	274,379
TKO 2023 Plan	6,724	—	—
WWE Replacement Awards	31,747	—	—
Other various subsidiaries awards	12,496	11,373	3,007
Total equity-based compensation expense	$254,028	$209,380	$530,929

Summary of Unrecognized Compensation Cost for Unvested Awards and the Related Remaining Weighted Average Period

As of December 31, 2023, total unrecognized compensation cost for unvested awards and the related remaining weighted average period for expensing is summarized below:

	Unrecognized Compensation Costs (in thousands)	Period Remaining (in years)

2021 Incentive Award Plan	$233,241	2.20
Pre-IPO equity awards	3,049	1.70
TKO 2023 Plan	66,958	2.32
WWE Replacement Awards	59,370	2.30
Total equity-based unrecognized compensation costs	$362,618

Details Of Restricted Stock Units and Restricted Stock Award Activity

The following table summarizes the RSUs and RSAs award activity for the year ended December 31, 2023.

	Time Vested RSUs, RSAs		Market/ Market and Time Vested RSUs
	Units	Value *	Units	Value *
Outstanding at January 1, 2023	5,167,949	$30.23	1,429,209	$25.85
Granted	7,988,968	$22.20	—	$—
Released	(5,262,072)	$24.46	(184,805)	$29.32
Forfeited	(423,241)	$22.87	(151,790)	$25.19
Outstanding at December 31, 2023	7,471,604	$26.12	1,092,614	$25.35
Vested and releasable at December 31, 2023	519,925	$26.98	—	$—

* Weighted average grant date fair value

Share-based Compensation Arrangements by Share-based Payment Award

The following table summarizes the stock options award activity for the year ended December 31, 2023.

	Stock Options
	Options	Weighted average exercise price

Outstanding at January 1, 2023	4,089,561	$25.55
Granted	80,220	$21.73
Exercised	(5,729)	$24.00
Forfeited or expired	(80,208)	$24.61
Outstanding at December 31, 2023	4,083,844	$25.49
Vested and exercisable at December 31, 2023	2,989,081	$24.81

ScheduleOfShareBasedPaymentAwardStockOptionsValuationAssumptions	The key assumptions used for units granted in the years ended December 31, 2023, 2022 and 2021 are as follows:

	Risk-free Interest Rate	Expected Volatility	Expected Life (in years)	Expected Dividend Yield
2021 Incentive Award Plan
Year Ended December 31, 2023	3.47%	42.0%	6.00	0%
Year Ended December 31, 2022	1.85%-1.89%	40.9%	6.00	0%
Year Ended December 31, 2021	0.97%-1.34%	40.7%-41.6%	5.50 to 6.25	0%

Summary of PSU replacement award activity

The following table summarizes the PSU Replacement Awards activity for the year ended December 31, 2023:

	Time Vested PSUs		Market/ Market and Time Vested PSUs
	Units	Value *	Units	Value *
Assumed from WWE	641,190	$100.65	20,460	$100.65
Vested	(54,478)	$100.65	—	$—
Forfeited	(272,297)	$83.75	(20,460)	$100.65
Dividend equivalents	12,988	$100.65	—	$—
Outstanding at December 31, 2023	327,403	$93.84	—

RSU Replacement Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of RSU award activity

The following table summarizes the RSU Replacement Awards activity for the year ended December 31, 2023:

	Time Vested RSUs
	Units	Value *
Assumed from WWE	1,011,215	$100.65
Vested	(209,982)	$100.65
Forfeited	(146,581)	$100.65
Dividend equivalents	46,438	$100.65
Outstanding at December 31, 2023	701,090	$100.65

* Weighted average grant date fair value